Segment reporting	12 Months Ended
Dec. 31, 2019
Operating Segments [Abstract]
Segment reporting
Segment reporting

Information about our reportable segments for the years ended December 31, 2019, 2018 and 2017 is as follows:

For the year ended December 31, 2019

In thousands of U.S. dollars	LR1	Handymax	LR2	MR	Reportable segments subtotal	Corporate and eliminations	Total
Vessel revenue	$67,461	$106,811	$263,818	$266,235	704,325	$—	$704,325
Vessel operating costs	(29,161)	(50,750)	(97,346)	(117,274)	(294,531)	—	(294,531)
Voyage expenses	(1,628)	(1,414)	(530)	(2,588)	(6,160)	—	(6,160)
Charterhire	—	(4,256)	271	(414)	(4,399)	—	(4,399)
Depreciation - owned or finance leased vessels	(19,520)	(19,119)	(73,774)	(67,639)	(180,052)	—	(180,052)
Depreciation - right of use assets	—	(11,678)	(2,266)	(12,972)	(26,916)	—	(26,916)
General and administrative expenses	(1,167)	(2,192)	(3,841)	(4,951)	(12,151)	(50,144)	(62,295)
Financial expenses	—	—	—	—	—	(186,235)	(186,235)
Financial income	360	18	32	538	948	7,234	8,182
Other expenses, net	—	—	—	15	15	(424)	(409)
Segment income or loss	$16,345	$17,420	$86,364	$60,950	$181,079	$(229,569)	$(48,490)

For the year ended December 31, 2018

In thousands of U.S. dollars	LR1	Handymax	LR2	MR	Reportable segments subtotal	Corporate and eliminations	Total
Vessel revenue	$47,722	$95,188	$203,414	$238,723	$585,047	$—	$585,047
Vessel operating costs	(28,942)	(48,249)	(91,975)	(111,294)	(280,460)	—	(280,460)
Voyage expenses	(591)	(440)	(3,225)	(890)	(5,146)	—	(5,146)
Charterhire	—	(19,223)	(7,883)	(32,526)	(59,632)	—	(59,632)
Depreciation - owned or finance leased vessels	(19,290)	(18,190)	(72,610)	(66,633)	(176,723)	—	(176,723)
General and administrative expenses	(1,173)	(2,195)	(3,790)	(4,771)	(11,929)	(40,343)	(52,272)
Merger transaction related costs	—	—	—	—	—	(272)	(272)
Financial expenses	—	—	—	—	—	(186,628)	(186,628)
Loss on exchange of convertible notes	—	—	—	—	—	(17,838)	(17,838)
Financial income	111	16	22	515	664	3,794	4,458
Other expenses, net	—	—	—	—	—	(605)	(605)
Segment income or loss	$(2,163)	$6,907	$23,953	$23,124	$51,821	$(241,892)	$(190,071)

For the year ended December 31, 2017

In thousands of U.S. dollars	LR1	Handymax	LR2	MR	Reportable segments subtotal	Corporate and eliminations	Total

Vessel revenue	$22,573	$95,098	$157,123	$237,938	$512,732	$—	$512,732
Vessel operating costs	(12,561)	(50,145)	(67,254)	(101,267)	(231,227)	—	(231,227)
Voyage expenses	(1,018)	(3,087)	(2,642)	(986)	(7,733)	—	(7,733)
Charterhire	(2,230)	(24,560)	(6,258)	(42,702)	(75,750)	—	(75,750)
Depreciation - owned or finance leased vessels	(7,828)	(18,159)	(54,922)	(60,509)	(141,418)	—	(141,418)
General and administrative expenses	(479)	(2,170)	(2,805)	(4,569)	(10,023)	(37,488)	(47,511)
Loss on sales of vessels	—	—	—	(23,345)	(23,345)	—	(23,345)
Merger transaction related costs	—	—	—	—	—	(36,114)	(36,114)
Bargain purchase gain	—	—	—	—	—	5,417	5,417
Financial expenses	—	—	—	—	—	(116,240)	(116,240)
Realized loss on derivative financial instruments	—	—	(116)	—	(116)	—	(116)
Financial income	26	214	15	338	593	945	1,538
Other expenses, net	—	1,876	—	—	1,876	(349)	1,527
Segment income or loss	$(1,517)	$(933)	$23,141	$4,898	$25,589	$(183,829)	$(158,240)

Revenue from customers representing greater than 10% of total revenue during the years ended December 31, 2019, 2018 and 2017, within their respective segments was as follows:

In thousands of U.S. dollars		For the year ended December 31,
Segment	Customer	2019	2018	2017
MR	Scorpio MR Pool Limited (1)	$261,727	$225,181	$217,141
LR2	Scorpio LR2 Pool Limited (1)	260,893	188,890	136,514
Handymax	Scorpio Handymax Tanker Pool Limited (1)	103,150	82,782	78,510
		$625,770	$496,853	$432,165

(1)	These customers are related parties as described in Note 17.